LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

The Group used to provide loan facilitation related guarantee service before April 2020. The third-party financing partners offered financing solutions to the Borrowers and the Group was required to provide a guarantee. In the event of a payment default from the Borrower, the Group was required to repay the monthly instalment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the Unaudited Interim Condensed Consolidated Balance Sheets.

	December 31, 2024	June 30, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	7,706
Less: provision for credit losses	(7,710)	(7,706)
	-	-

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB

Over 12 months	7,710	7,706
	7,710	7,706

The Group relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their respective risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of December 31, 2024 and June 30, 2025 were listed as below:

	December 31, 2024	June 30, 2025
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,710	7,706
	7,710	7,706

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (CONTINUED)

The movement of provision for credit losses for the six months ended June 30, 2024 and 2025 was as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Beginning balance of the period	(8,000)	(7,710)
Reversal of credit losses	253	414
Payments from the borrowers or other recoveries	(248)	(410)
Ending balance of the period	(7,995)	(7,706)